Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss for the year	R$ (10,834,709)	R$ (2,403,086)	R$ (635,731)
Reconciliation of non-cash items
Depreciation and amortization	1,805,553	1,622,352	1,284,050
Impairment of assets and onerous liabilities	(757,554)	2,897,333	0
Unrealized derivative results	2,207,470	(367,753)	(298,799)
Share-based payment	22,909	17,239	17,851
Exchange differences, net	4,040,946	448,901	1,243,882
Interest (income) expenses on assets and liabilities	2,166,133	1,082,256	866,895
Related parties	687,531	(3,241)	76,949
Deferred income tax and social contribution	(242,516)	(135,407)	171,581
Provision for loss on maintenance reverses	419,843	8,417	31,132
Provisions	281,479	68,814	78,866
Sale and Leaseback	(16,224)	0	0
Result from modification of lease contracts	(902,888)	0	0
Proceeds from sale and/or disposal of property and equipment and intangible assets	621,415	106,914	246,069
Net adjusted profit (loss)	(500,612)	3,342,739	3,082,745
Change in operating assets and liabilities
Accounts receivable	341,759	(98,803)	(160,427)
Aircraft sublease receivables	69,336	66,899	4,854
Inventories	(44,587)	(78,511)	(53,011)
Security deposits and maintenance reserves	(173,778)	(57,848)	(96,162)
Prepaid expenses	(25,089)	(24,483)	(50,475)
Taxes recoverable	251,962	(15,718)	(170,950)
Other assets	272,718	(103,233)	(210,302)
Rights and obligations with derivatives	(257,021)	(2,412)	(373,831)
Accounts payable	993,546	83,593	245,785
Accounts payable – supplier finance	(249,727)	86,949	162,778
Reimbursement to customers	212,542	4,043	2,232
Salaries, wages and benefits	40,093	113,563	(2,328)
Insurance premiums payable	2,489	14,939	10,588
Taxes payable	4,212	(8,417)	12,581
Federal installment payment program	(9,749)	27,326	(8,722)
Air traffic liability	394,618	421,802	320,178
Provision for tax, civil and labor risks	(116,393)	(93,718)	(62,653)
Other liabilities	250,509	(112,578)	(42,680)
Interest paid	(480,294)	(969,061)	(845,297)
Income tax and social contribution paid	(304)	(2,434)	0
Net cash provided by (used in) operating activities	976,230	2,594,637	1,764,903
Short-term investments
Acquisition of short-term investments	(1,471,743)	(1,451,616)	(2,843,002)
Disposal of short-term investments	1,513,613	1,816,862	3,387,015
Long-term investment
Loans granted to third parties	0	(51,028)	0
Acquisition of subsidiary, net of cash acquired	(38,713)	0	0
Restricted investments	0	0	5,635
Proceeds from sale of property and equipment	45,670	59,381	363,157
Acquisition of intangible assets	(109,587)	(132,454)	(100,204)
Acquisition of property and equipment	(343,073)	(1,427,965)	(1,086,442)
Net cash provided by (used in) investing activities	(403,833)	(1,186,820)	(273,841)
Loans and financing
Proceeds	1,936,223	592,312	798,940
Repayment	(192,408)	(174,304)	(915,329)
Lease payment	(834,086)	(1,372,701)	(1,082,239)
Proceeds from sale and leaseback	0	16,276	11,889
Capital increase due to exercise of stock options	23,777	37,767	47,634
Treasury shares	0	(12,853)	(12,179)
Net cash provided by (used in) financing activities	933,506	(913,503)	(1,151,284)
Exchange rate changes on cash and cash equivalents	(88,968)	(15,570)	67,039
Net increase (decrease) in cash and cash equivalents	1,416,935	478,744	406,817
Cash and cash equivalents at beginning of the year	1,647,880	1,169,136	762,319
Cash and equivalents at end of the year	R$ 3,064,815	R$ 1,647,880	R$ 1,169,136